SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details Narrative) - USD ($)											1 Months Ended	12 Months Ended
	Dec. 31, 2025	Nov. 26, 2025	Nov. 25, 2025	Oct. 06, 2025	Oct. 02, 2025	Sep. 04, 2025	Aug. 01, 2025	Apr. 28, 2025	Mar. 15, 2025	Feb. 21, 2025	Jan. 31, 2026	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Exchange consideration				$ 20,000,000				$ 261,225				$ 340,439,000		$ 200,000
Shares issued price										$ 1.72
Shares forfeitures							23,255,814
Warrant, Down Round Feature, Decrease in Net Income to Common Shareholder, Amount												$ 6,251,000
Share-Based Payment Arrangement, Tranche One [Member]
Share based payment award description												(i) vest proportionately based on the consolidated gross revenues of Digital Currency X (including the period prior to the Closing) as set forth in Digital Currency X ‘s audited annual financial statements included in Form 20-F filed with the SEC for the calendar year ended December 31, 2023 (as adjusted for a fixed 6.5-to-1 RMB to U.S. dollar exchange rate) in excess of US$528 million, up to a maximum of 100% of the first tranche at US$801 million in consolidated gross revenues, or alternatively (ii) vest for 100% of the first tranche if the Digital Currency X ordinary shares on Nasdaq were at least US$390.00 per share (as equitably adjusted for share splits, share capitalizations, share consolidations, subdivisions, share dividends, reorganizations, recapitalizations and the like) for at least twenty (20) out of thirty (30) trading days, through and including the thirtieth (30th) trading day after the date on which Digital Currency X filed its annual report on Form 20-F with the SEC (such trading criteria being collectively the “Trading Criteria”), for the fiscal year ended December 31, 2023, and any shares in the tranche that do not so vest were surrendered to DCX and cancelled.
Share-Based Payment Arrangement, Tranche Two [Member]
Share based payment award description												(i) vest proportionately based on the consolidated gross revenues of Digital Currency X (including the period prior to Closing) as set forth in Digital Currency X’s audited annual financial statements included in its Form 20-F filed with the SEC for the calendar year ended December 31, 2024 (as adjusted for a fixed 6.5-to-1 RMB to U.S. dollar exchange rate) in excess of US$870 million, up to a maximum of 100% of the second tranche at US$2,206 million in consolidated gross revenues, or alternatively (ii) vest for 100% of the second tranche based on meeting the Trading Criteria during the applicable period for the year ended December 31, 2024, and any shares in the tranche that do not so vest will be surrendered to DCX and cancelled.
Share Based Compensation Award Earnout Shares [Member]
Share based payment award description												(i) vest proportionately based on the consolidated gross revenues of Digital Currency X (including the period prior to Closing) as set forth in Digital Currency X’s audited annual financial statements included in Form 20-F for the calendar year ending December 31, 2025 (as adjusted for affixed 6.5-to-1 RMB to U.S. dollar exchange rate) in excess of US$1,616 million, up to a maximum of 100% of the final tranche at US$3,215 million in consolidated gross revenues, or alternatively (ii) vest for 100% of the final tranche based on meeting the Trading Criteria during the applicable period for the year ending December 31, 2025, and any shares in the tranche that do not so vest will be surrendered to DCX (along with earnings thereon) and cancelled.
Business Combination Agreement [Member]
Ordinary shares												2,136,163
Exchange consideration												$ 674,000,000
Common Class A [Member]
Ordinary shares	360,009	18,832,021	109,321		13,333	11,300			19,380	23,255,814	262,806
Exchange consideration			$ 11,000,000		$ 15,000,000	$ 8,000,000				$ 40,000,000
Too Express LLC [Member]
Equity method investment ownership percentage								20.00%		80.00%